Cover Cover	Mar. 25, 2021	Mar. 24, 2021
Cover [Abstract]
Entity File Number		001-36373
Entity Tax Identification Number		95-3359658
Entity Address, Postal Zip Code		94568
City Area Code	510	510
Local Phone Number	352-5000	352-5000
Document Type	8-K	8-K
Document Period End Date		Mar. 24, 2021
Entity Registrant Name	TRINET GROUP, INC.
Entity Emerging Growth Company	false	false
Title of 12(b) Security		Common stock par value $0.000025 per share
Pre-commencement Issuer Tender Offer		false
Pre-commencement Tender Offer		false
Written Communications		false
Soliciting Material		false
Entity Incorporation, State or Country Code		DE
Trading Symbol		TNET
Security Exchange Name		NYSE
Entity Address, Address Line One		One Park Place, Suite 600
Entity Address, City or Town		Dublin,
Entity Address, State or Province		CA